Business segment information (Tables)	12 Months Ended
Dec. 31, 2019
Business segment information
Schedule of certain information regarding the bank's operations by segment

The following table provides certain information regarding the Bank’s operations by segment:

	December 31, 2019
	Commercial	Treasury	Total
Interest income	253,462	20,220	273,682
Interest expense	(730)	(163,437)	(164,167)
Inter-segment net interest income	(144,334)	144,334	—
Net interest income	108,398	1,117	109,515
Other income (expense), net	17,835	(693)	17,142
Total income	126,233	424	126,657

Impairment loss on financial assets	(744)	314	(430)
Gain (impairment loss) on non-financial assets	500	—	500
Operating expenses	(31,183)	(9,491)	(40,674)
Segment profit (loss)	94,806	(8,753)	86,053

Segment assets	5,967,157	1,273,678	7,240,835
Segment liabilities	134,657	6,081,693	6,216,350

	December 31, 2018
	Commercial	Treasury	Total
Interest income	239,976	18,514	258,490
Interest expense	—	(148,747)	(148,747)
Inter-segment net interest income	(130,195)	130,195	—
Net interest income	109,781	(38)	109,743
Other income (expense), net	18,002	(156)	17,846
Total income	127,783	(194)	127,589

Impairment loss on financial assets	(57,621)	106	(57,515)
Impairment loss on non-financial assets	(5,967)	—	(5,967)
Operating expenses	(37,436)	(11,482)	(48,918)
Segment profit (loss)	26,759	(11,570)	15,189

Segment assets	5,734,159	1,858,333	7,592,492
Segment liabilities	12,985	6,588,995	6,601,980

	December 31, 2017
	Commercial	Treasury	Total
Interest income	213,326	12,753	226,079
Interest expense	—	(106,264)	(106,264)
Inter-segment net interest income	(92,745)	92,745	—
Net interest income	120,581	(766)	119,815
Other income (expense), net	18,926	(428)	18,498
Total income	139,507	(1,194)	138,313

Impairment loss (gain) on financial assets	(9,928)	489	(9,439)
Gain (impairment loss) on non-financial assets	—	—	—
Operating expenses	(35,916)	(10,959)	(46,875)
Segment profit (loss)	93,663	(11,664)	81,999

Segment assets	5,481,628	774,681	6,256,309
Segment liabilities	13,214	5,191,170	5,204,384

Schedule of reconciliation of information on reportable segments

Reconciliation on informatiln on reportable segments
	2019	2018	2017
Profit (loss) for the year	86,053	15,189	81,999
Impairment loss on non-financial assets - unallocated	—	(4,051)	—
Total profit (loss) for the year	86,053	11,138	81,999

Assets:
Assets from reportable segments	7,240,835	7,592,492	6,256,309
Other assets - unallocated	8,831	16,693	11,438
Total assets	7,249,666	7,609,185	6,267,747

Liabilities:
Liabilities from reportable segments	6,216,350	6,601,980	5,204,384
Other liabilities - unallocated	17,149	13,615	20,551
Total Liabilities	6,233,499	6,615,595	5,224,935

Schedule of geographic information analyses the bank's revenue and non-current assets by the bank's country

The geographic information analyses the Bank’s revenue and non-current assets by the Bank’s country of domicile and other countries.  In presenting the geographic information below, segment revenue is based on customer’s country risk and segment non-current assets are based on the geographic location of the assets.

2019	Panama	Brazil	Mexico	Colombia	Costa Rica	Ecuador	Argentina	Other	Total
Total revenues	8,649	13,122	18,757	10,348	10,702	13,640	14,889	36,550	126,657
Non-current assets*	20,976	222	1,510	55	—	—	185	725	23,673
2018	Panama	Brazil	Mexico	Colombia	Costa Rica	Ecuador	Argentina	Other	Other
Total revenues	13,913	17,887	14,577	15,440	11,115	10,414	9,959	34,284	127,589
Non-current assets*	6,520	126	1,495	7	—	—	37	134	8,319
2017	Panama	Brazil	Mexico	Colombia	Costa Rica	Ecuador	Argentina	Other	Other
Total revenues	10,829	27,908	17,451	18,465	11,814	9,545	6,975	35,326	138,313
Non-current assets*	15,934	88	1,702	16	—	—	33	192	17,965

*      Includes equipment and lesehold improvements, intangibles and investment properties